Credit Facilities and Debt	12 Months Ended
Dec. 31, 2012
Credit Facilities and Debt [Abstract]
Credit Facilities and Debt

Note 9: Credit Facilities and Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH.

The following table summarizes CNH’s credit facilities, borrowings thereunder and availability at December 31, 2012:

	Currency	Maturity(A)	Committed (C)/ Uncommitted (U)	Total Facility	Equipment Operations			Financial Services			Consolidated			Total Available	Guarantor
					Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term
BNDES Financing
BNDES Subsidized Financing	BRL	Various from Jan-13 to Nov-20	C	$1,100	$—	$—	$—	$—	$313	$756	$—	$313	$756	$31	Fiat Ind.	(C)

Subtotal				1,100	—	—	—	—	313	756	—	313	756	31
Committed Asset-Backed Facilities
Retail Securitization(B)	USD	Sep-14	C	1,200	—	—	—	—	92	274	—	92	274	834
Retail Securitization(B)	CAD	Dec-14	C	502	—	—	—	—	65	258	—	65	258	179
Retail Securitization(B)	AUD	Mar-13	C	664	—	—	—	—	163	306	—	163	306	195
Wholesale VFN	USD	Various from Mar-13 through Nov-13	C	1550	—	—	—	1,550	—	—	1,550	—	—	—
Wholesale VFN	CAD	Dec-14	C	588	—	—	—	549	—	—	549	—	—	39
Wholesale VFN	AUD	Dec-13	C	208	—	—	—	134	—	—	134	—	—	74
Wholesale Securitization .	EUR	Aug-15	C	657	—	—	—	—		484	—		484	173
Operating Lease	USD	Dec-13	C	100	—	—	—	—	14	83	—	14	83	3

Subtotal				5,469	—	—	—	2,233	334	1,405	2,233	334	1,405	1,497
Other Third Party Facilities
Revolving Credit Facilities	USD	Various from Dec-2013 to Jul-2016	C	650	—	73	—	—	—		—	73		577
Various Credit Lines—Latin America	Multiple	Various from Jan-2013 to Dec-2017	C	363	—	183	159	—	—	—	—	183	159	21
Factoring Lines	Multiple	Various from Jan-2013 through Feb-2017	U	1,302	10	—	—	751	22	12	761	22	12	507
Credit Lines—Australia	AUD	Jan-13 and Sep-13	C	125	—	—	—	125	—	—	125	—	—	—	Fiat Ind.	(D)
Other Credit Lines	Multiple	Various from Jan-13 to Dec-13	U/C	89	33	—	—	—	—	—	33	—	—	56

Subtotal				2,529	43	256	159	876	22	12	919	278	171	1,161
Fiat Industrial Facilities
Credit Lines with Fiat Industrial	Multiple	Various from Jan-13 to Mar-17	U	1,955	7	—	—	203	7	3	210	7	3	1,735
Subtotal				1,955	7	—	—	203	7	3	210	7	3	1,735

Total Credit Facilities				$11,053	$50	$256	$159	$3,312	$676	$2,176	$3,362	$932	$2,335	$4,424

Amount above with or guaranteed by Fiat Industrial Subsidiaries				$2,847	$7	$—	$—	$265	$81	$759	$272	$81	$759	$1,735

(A)	Maturity Dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(B)	U.S., Australia and Canada Retail and Operating Lease financings are paid only as the underlying receivables are collected.
(C)

$830 million (1.7 billion Brazilian Reals) of total facility of $1.1 billion is guaranteed by Fiat Industrial. BNDES has increased the total facility amount for the period January 1, 2013 to June 30, 2013 by $293 million to $1.4 billion.

(D)	$62 million (60 million Australian dollars) of $125 million is guaranteed by Fiat Industrial.

BNDES Financing

Financial Services participates in the FINAME (Agência Especial de Financiamento Industrial) program sponsored by BNDES, a development agency of the government of Brazil. At December 31, 2012, the outstanding balance of credit facilities to Financial Services under the program was 2.2 billion Brazilian reals ($1.1 billion). The facility is partially guaranteed by Fiat Industrial in total amount of 1.7 billion Brazilian reals ($0.8 billion). Fiat Industrial is charging a guarantee fee of 0.0625% per annum on the average outstanding amount of such guaranteed amount. During 2005 through 2008, BNDES instituted mass debt relief plans providing a moratorium on payments due, an extension of the loan term, and additional advances under the program. For the 2005 through 2008 extensions, Financial Services received an equivalent extension of principal amounts due to BNDES. Repayment to BNDES under the credit facilities is proportionate to amounts due to Financial Services under the program loans. Additional advances are at the discretion of BNDES.

Committed Asset-backed Facilities

CNH has access to asset-backed facilities through which it may sell retail receivables generated by Financial Services in the United States, Australia and Canada. As these transactions do not meet the criteria for sale, the related debt is included in the accompanying consolidated balance sheets. CNH utilizes these facilities to fund the origination of receivables and, per the terms of these facilities, may later repurchase the receivables and either resell the receivables in the term ABS markets or utilize alternative financing for the receivables. Under these retail facilities, the maximum amount of proceeds that can be accessed at one time is $2.4 billion. Under these retail facilities, if the receivables sold are not repurchased by CNH, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding 7 years. Borrowings against these facilities accrue interest at prevailing money market rates plus program fees. Borrowings are obtained in U.S. dollars and certain other foreign currencies.

CNH finances its wholesale receivables portfolios in the U.S., Canada and Australia with the issuance of Variable Funding Notes (“VFN”) which are privately subscribed by certain banks or conduits. These notes accrue interest at prevailing money market rates plus program fees.

CNH has access to an asset-backed facility in the U.S. to finance up to $100 million of operating leases generated by U.S. customers. Borrowings against this facility accrue interest at prevailing money market rates plus a program fee.

CNH finances a portion of its wholesale receivables portfolios in Europe with a three-year committed securitization program, whose notes are subscribed by a bank-sponsored conduit. Cost of funds is represented by prevailing money market rates plus program fee.

Other Third Party Facilities

Borrowings under third-party credit facilities bear interest at the relevant domestic benchmark rates (such as LIBOR or EURIBOR) plus an applicable margin.

The applicable margin on third party debt depends upon:

•	the maturity of the facility/credit line;

•	the rating of short-term or long-term unsecured debt at the time the facility/credit line was negotiated;

•	the level of availability of credit lines for CNH in different jurisdictions; and

•	market conditions.

Fiat Industrial Facilities

At December 31, 2012, CNH had uncommitted credit facilities with various Fiat Industrial treasury subsidiaries with an outstanding amount of $220 million, with $1.7 billion of remaining availability.

The applicable margin for intersegment debt and debt with Fiat Industrial treasury subsidiaries is based on Fiat Industrial intercompany borrowing and lending rates applied to all of its affiliates. These rates are determined by Fiat Industrial based on its cost of funding for debt of different maturities. CNH believes that rates applied by Fiat Industrial to CNH’s related party debt were at least as favorable as alternative sources of funds CNH might have obtained from third parties. The weighted average interest rate of Fiat Industrial financing as of December 31, 2012 was 2.81%.

Short-Term Debt

A summary of short-term debt, as of December 31, 2012, and 2011 is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Drawn under credit facilities	$50	$3,312	$3,362	$65	$3,612	$3,677
Short-term debt—Fiat Industrial subsidiaries	95	8	103	73	86	159
Short-term debt—other	216	116	332	6	230	236
Intersegment short-term debt	—	1,922	—	95	1,394	—

Total short-term debt	$361	$5,358	$3,797	$239	$5,322	$4,072

The weighted-average interest rate on consolidated short-term debt at December 31, 2012, and 2011 was 2.73% and 3.32%, respectively.

Long-Term Debt

A summary of long-term debt as of December 31, 2012 and 2011, including long-term drawings under credit lines, is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Notes:
Payable in 2013, interest rate of 7.750% (*)	$999	$—	$999	$997	$—	$997
Payable in 2016, interest rate of 7.250% (*)	257	—	257	259	—	259
Payable in 2017, interest rate of 7.875% (*)	1,575	—	1,575	1,552	—	1,552
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	—	—
Notes with Fiat Industrial subsidiaries:
Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013	19	15	34	65	223	288
Credit Facilities:
Drawn amounts under credit facilities (excluding asset-backed facilities)	415	1,113	1,528	775	922	1,697
Asset-backed facilities, of which $334 million is due in 2013	—	1,739	1,739	—	606	606
Other Debt:
Asset-backed debt, of which $2,098 million is due in 2013	—	6,534	6,534	—	6,919	6,919
Other debt	108	242	350	8	212	220
Intersegment debt	554	554	—	598	599	—

Total long-term debt	3,927	11,447	14,266	4,254	9,981	13,038
Less-current maturities	(1,275)	(2,857)	(4,132)	(682)	(3,730)	(4,412)

Total long-term debt excluding current maturities	$2,652	$8,590	$10,134	$3,572	$6,251	$8,626

(*)	Includes unamortized discount and swap adjustments

In January 1996, Case Corp. (now CNH America LLC) issued $254 million 7.25% Senior Notes (the “7.250% Senior Notes”), due 2016.

In August 2009, Case New Holland Inc. issued $1.0 billion of debt securities at an annual fixed rate of 7.750% (the “7.750% Senior Notes”) due 2013.

In June 2010, Case New Holland Inc. issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the “7.875% Senior Notes”) due 2017.

Both the 7.750% Senior Notes and the 7.875% Senior Notes are fully and unconditionally guaranteed by CNH and certain of its direct and indirect subsidiaries.

The 7.750% Senior Notes and the 7.875% Senior Notes contain certain covenants that limit the ability of CNH and its restricted subsidiaries to, among other things, incur secured funded debt or enter into certain leaseback transactions; the ability of CNH non-guarantor restricted subsidiaries other than Case New Holland Inc. or any credit subsidiaries to incur additional funded debt and the ability of CNH, Case New Holland and CNH guarantor subsidiaries to consolidate, merge, convey, transfer or lease out properties and assets.

The 7.750% Senior Notes and the 7.875% Senior Notes are redeemable at Case New Holland Inc.’s option at any time at a price equal to 100% of the principal amount of the notes plus a make-whole premium defined in the respective indentures. The 7.250% Senior Notes are redeemable in whole or in part at any time at the option of CNH America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points. Since 1999, the 7.250% Senior Notes have been fully guaranteed by CNH Global N.V.

In December 2010, CNH Global entered into a $300 million one-year revolving committed credit facility with a syndicated group of banks, 90% insured by the Export-Import Bank of the United States. The facility was available to support U.S. export sales and provided advances with repayment terms of up to 360 days. It was fully paid back in the course of 2012. In December 2012, CNH Global entered into a new $300 million one-year revolving committed credit facility with a syndicated group of banks, 90% insured by the Export-Import Bank of the United States. As in the case of the prior revolving facility, the new facility is available to support U.S. export sales and provides advances with repayment terms of up to 360 days. As of the end of 2012, the facility was utilized in the amount of $73 million.

In July 2011, CNH Capital LLC closed a $250 million, 5-year, unsecured committed credit facility. The facility includes a $150 million term loan which thereafter was fully drawn with a 5-year tenure, and a $100 million revolving credit facility that has remained fully available.

In November 2011, CNH Capital LLC issued $500 million of debt securities at an annual fixed rate of 6.250% (the “6.250% Notes”) due 2016. The 6.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In April 2012, CNH Capital LLC entered into a $250 million, 3-year, unsecured committed credit facility. The facility is fully available.

In October 2012, CNH Capital LLC issued $750 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes”) due 2015. The 3.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In December 2012, CNH Argentina received the first advance of ARS 41 million ($8 million) under the ARS 145 million ($29 million), 5-year financing subsidized by the Argentinian Government program called “Programa de Financiamento Productivo del Bicentenario”. The agreement provides for subsequent advances to be disbursed in proportion to the development of the investment in the new plant in Cordoba. Each advance amortizes over a period not exceeding December 2017 and is secured by dealer receivables.

A summary of the minimum annual repayments of long-term debt as of December 31, 2012, for 2014 and thereafter is as follows:

	Equipment Operations	Financial Services	Consolidated
	(in millions)
2014	$130	$2,703	$2,833
2015	70	3,053	3,123
2016	299	1,826	2,125
2017	1,592	331	1,923
2018 and thereafter	7	123	130
Long-Term Intersegment	554	554	—

Total	$2,652	$8,590	$10,134